ORDINARY SHARES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		12 Months Ended				12 Months Ended	0 Months Ended	12 Months Ended					12 Months Ended			0 Months Ended			0 Months Ended
	May 04, 2011	Jan. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 04, 2011 Mr. Joseph Chen and his transferees which are his affiliates	Dec. 31, 2011 Ordinary shares prior to division of share capital	May 04, 2011 Class A ordinary shares	Dec. 31, 2013 Class A ordinary shares item	Dec. 31, 2012 Class A ordinary shares	Dec. 31, 2011 Class A ordinary shares	May 04, 2011 Class A ordinary shares IPO	May 04, 2011 Class A ordinary shares Private placements	Dec. 31, 2013 Class B ordinary shares item	Dec. 31, 2012 Class B ordinary shares	May 04, 2011 Class B ordinary shares	May 04, 2011 Class B ordinary shares Mr. Joseph Chen and his transferees which are his affiliates	May 04, 2011 Series A shares Mr. Joseph Chen and his transferees which are his affiliates	May 04, 2011 Series B shares Mr. Joseph Chen and his transferees which are his affiliates	May 04, 2011 Series D shares	Jun. 28, 2013 ADSs	Dec. 26, 2012 ADSs	Sep. 29, 2011 ADSs	May 04, 2011 ADSs IPO
ORDINARY SHARES
Shares repurchased		800,000					800,000		56,635,569	54,253,314	19,067,684
Repurchase price of ordinary share (in dollars per share)		$ 0.7
Ordinary shares authorized								3,000,000,000	3,000,000,000	3,000,000,000				500,000,000	500,000,000	500,000,000
Ordinary shares, par value (in dollars per share)								$ 0.001	$ 0.001	$ 0.001				$ 0.001	$ 0.001	$ 0.001
Convertible preferred shares, outstanding																		25,571,420	70,701,580
Ordinary shares, outstanding						173,985,970			789,976,372	729,848,742				305,388,450	402,680,117
Convertible preferred shares, conversion ratio								1									1
Convertible redeemable preferred shares, outstanding																				135,129,480
Convertible redeemable preferred shares, conversion ratio																				1
Ordinary shares, conversion ratio								1									1
Shares issued													23,571,426											61,065,000
Price per share for the shares issued (in dollars per share)			$ 1.02	$ 1.15	$ 1.18								$ 4.67											$ 14
Number of ordinary shares represented by ADS												183,195,000
Proceeds from shares issued during IPO and private placements	$ 777,379				$ 777,379
Offering costs related to IPO and private placements	6,317				6,317
Number of votes entitled to ordinary shareholders									1					10
Number of ordinary shares issuable upon conversion														1
Stock repurchase, authorized amount																					100,000	48,200	150,000
Authorized period for repurchase of stock																					12 months	12 months	1 year
Aggregate amount of shares repurchased					19,067,684
Repurchase of ordinary shares			$ 55,575	$ 53,630	$ 44,361				$ 55,575	$ 53,630	$ 44,361
Number of ordinary shares represented by each ADS												3